Related party transactions and balances (Tables)	3 Months Ended
Nov. 30, 2021
Related party transactions [abstract]
Schedule of Compensation Award to Key Management

	For the three months ended
	November 30, 2021	November 30, 2020
	$	$

Total compensation paid to key management	347,256	534,738
Share based payments	153,671	895,814